Payables, other current liabilities and provisions (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other current payables [abstract]
Disclosure of breakdown of trade and other payables	Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2025		AS OF JUNE 30, 2026
Trade payables	23,388		18,263
Accrued invoices	14,159		20,747
Other	4		—
Trade payables and other current liabilities	37,552	—	39,010

Disclosure of tax and employee-related payables	Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2025	AS OF JUNE 30, 2026
Employee-related payables	4,816	2,838
Social security and other	2,304	4,674
Other tax and related payments	17	177
TAX AND EMPLOYEE-RELATED PAYABLES	7,137	7,689

Disclosure of other provisions	Provisions are presented below:

(amounts in thousands of euros)
PROVISIONS	AGA EMPLOYER CONTRIBUTIONS AND TAXES	OTHER PROVISIONS	TOTAL
AS OF DECEMBER 31, 2025	45,185	694	45,879
Increases	14,202	36	14,237
Provisions used	(10,431)	(563)	(10,994)
Unused reversals	(1,736)	(51)	(1,787)
AS OF JUNE 30, 2026	47,220	115	47,336
Non-current	23,402	20	23,422
Current	23,819	96	23,914